John Deere Owner Trust 2020				EXHIBIT 99.2
Statement to Certificateholders
(___)	(___)	(___)	(___)
$299,500,000 Class A-1 1.10000% Asset Backed Notes due March 15, 2021
$335,000,000 Class A-2 1.01% Asset Backed Notes due January 17, 2023
$296,850,000 Class A-3 1.10% Asset Backed Notes due August 15, 2024
$79,190,000 Class A-4 1.21% Asset Backed Notes due November 16, 2026
$25,918,396 Overcollateralization

Payment Date:				15-Feb-22

(1)	Amount of principal being paid or distributed:

	(a)		Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

	(b)		Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

	(c)		Class A-3 Notes:	$22,750,129.80
			per $1,000 original principal amount:	$76.64

	(d)		Class A-4 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

	(e)		Total:	$22,750,129.80

(2)	(a)		Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$219,191.43
			per $1,000 original principal amount:	$0.74

		(iv)	Class A-4 Notes:	$79,849.92
			per $1,000 original principal amount:	$1.01

		(v)	Total:	$299,041.35

(3)	(a)		Pool Balance (excluding accrued interest) at end of related Collection Period:	$324,003,654.69

	(b)		Note Value at end of related Collection Period:	$321,476,185.79

	(c)		Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$25,918,396.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$216,367,790.21
		(ii)	A-3 Note Pool Factor:	0.7288792

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$79,190,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$289,161.03
		(i) per $1,000 original principal amount:	$0.27
	(b)	Amount of Servicing Fee earned:	$289,161.03
	(c)	Amount of Servicing Fee paid:	$289,161.03
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$874,010.32

(11)	(i)	Amount in Reserve Account:	$10,364,584.00
	(ii)	Specified Reserve Account Balance:	$10,364,584.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$5,705,724.33
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.76%

(13)	(i)	Aggregate amount of net losses for the collection period:	$24,413.91
	(ii)	Cumulative amount of net losses:	$1,206,176.50
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.11%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$388,842.76
		(ii) % of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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